Income Taxes - Schedule of Reconciliation of Income Taxes Computed at Canadian Statutory Rates to Income Tax Expense (Detail) - CAD ($) $ in Millions		12 Months Ended
		Jan. 31, 2026	Jan. 31, 2025
Disclosure Of Reconciliation Of Effective Income Tax Expense [abstract]
Income taxes calculated at statutory rates		$ 96.9	$ 41.1
Income taxes calculated at statutory rates, percentage		26.50%	26.50%
Income tax rate differential of foreign subsidiaries		$ (12.1)	$ (5.1)
(Decrease) increase in valuation allowance		(19.9)	29.7
Recognition of income taxes on foreign currency translation		(14.8)	18.1
Recognition of income taxes on inflation		(4.8)	(7.4)
Permanent differences	[1]	(27.7)	16.7
Impairment not subject to tax		27.0	0.0
Recognition of tax incentives		(26.4)	(4.4)
Adjustments in respect of prior years and other		6.9	1.7
Income tax expense		$ 25.1	$ 90.4

[1]	[a] The permanent differences result mainly from the foreign exchange (gain) loss on long-term debt denominated in U.S. dollars.